Other Income and Deductions (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other income:
Accretion of fair value adjustment (discount) to regulatory assets due to purchase accounting	$ 5	$ 6	$ 23	$ 29	$ 34
Net gain on sale of other properties and investments			3	1	2
Other		1
Total other income	5	7	26	30	36
Other deductions:
Professional fees	2	1	3	4	4
Equity losses in unconsolidated affiliate					2
SARs early exercise			57
Other	2		4	5	2
Total other deductions	$ 4	$ 1	$ 64	$ 9	$ 8